Significant Accounting Policies - Additional Information (Details)	Mar. 31, 2018 CAD ($)
Acasti
Disclosure Of Significant Accounting Policies [Line Items]
Fair value of financial asset reclassified from accumulated other comprehensive income to deficit on initial application of IFRS 9	$ 506,469